UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street, Suite #1925

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     May 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $173,815 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     4610   131300 SH       DEFINED                         131300
ANTHERA PHARMACEUTICALS INC    COM              03674U102     1992   285000 SH       DEFINED                         285000
ARIAD PHARMACEUTICALS INC      COM              04033A100     4274  1257150 SH       DEFINED                        1257150
ARTHROCARE CORP                COM              043136100    17332   583176 SH       DEFINED                         583176
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     1846   140350 SH       DEFINED                         140350
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4678   168591 SH       DEFINED                         168591
CONMED CORP                    COM              207410101     5248   220400 SH       DEFINED                         220400
DELCATH SYS INC                COM              24661P104     1978   244200 SH       DEFINED                         244200
DYAX CORP                      COM              26746E103     3580  1050000 SH       DEFINED                        1050000
HEARTWARE INTL INC             COM              422368100     7058   158716 SH       DEFINED                         158716
HILL ROM HLDGS INC             COM              431475102     8178   300548 SH       DEFINED                         300548
INCYTE CORP                    COM              45337C102     7254   520746 SH       DEFINED                         520746
ISHARES TR                     DJ HEALTH CARE   464288828     1977    37900 SH       DEFINED                          37900
LEMAITRE VASCULAR INC          COM              525558201     2306   512421 SH       DEFINED                         512421
MERCK & CO INC NEW             COM              58933Y105     7563   202500 SH       DEFINED                         202500
MICROMET INC                   COM              59509C105     4282   530000 SH       DEFINED                         530000
MICRUS ENDOVASCULAR CORP       COM              59518V102     2430   123235 SH       DEFINED                         123235
MYRIAD GENETICS INC            COM              62855J104     5531   230000 SH       DEFINED                         230000
NEKTAR THERAPEUTICS            COM              640268108     4563   300000 SH       DEFINED                         300000
ORTHOFIX INTL N V              COM              N6748L102    13783   378850 SH       DEFINED                         378850
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101     2886   440000 SH       DEFINED                         440000
ROCKWELL MEDICAL TECH          COM              774374102      373    64516 SH       DEFINED                          64516
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     5493   380127 SH       DEFINED                         380127
SEQUENOM INC                   COM NEW          817337405     6384  1015000 SH       DEFINED                        1015000
STRYKER CORP                   COM              863667101     9573   167300 SH       DEFINED                         167300
THORATEC CORP                  COM NEW          885175307     5128   153300 SH       DEFINED                         153300
TOMOTHERAPY INC                COM              890088107     2911   853572 SH       DEFINED                         853572
UNITEDHEALTH GROUP INC         COM              91324P102     6214   190200 SH       DEFINED                         190200
WELLPOINT INC                  COM              94973V107     5569    86500 SH       DEFINED                          86500
WRIGHT MED GROUP INC           COM              98235T107    11385   640675 SH       DEFINED                         640675
ZIMMER HLDGS INC               COM              98956P102     7436   125600 SH       DEFINED                         125600